Distribution Date:	02/18/25	Wells Fargo Commercial Mortgage Trust 2015-C28
Determination Date:	02/11/25
Next Distribution Date:	03/17/25
Record Date:	01/31/25	Wells Fargo Commercial Mortgage Trust 2015-C28
Series 2015-C28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Cash Flows	8		Jenna Unell		jenna.unell@greyco.com
Bond / Collateral Reconciliation - Balances	9		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 1)	15-17		Attention: Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	18-20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	26		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989JAW6	1.531000%	42,399,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989JAX4	2.855000%	54,565,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989JAY2	3.290000%	235,000,000.00	140,985,334.45	32,169,516.22	386,534.79	0.00	0.00	32,556,051.01	108,815,818.23	40.00%	30.00%
A-4	94989JAZ9	3.540000%	396,130,000.00	396,130,000.00	0.00	1,168,583.50	0.00	0.00	1,168,583.50	396,130,000.00	40.00%	30.00%
A-SB	94989JBA3	3.306000%	87,186,000.00	917.37	917.37	2.53	0.00	0.00	919.90	0.00	0.00%	30.00%
A-S	94989JBB1	3.872000%	88,807,000.00	88,807,000.00	0.00	286,550.59	0.00	0.00	286,550.59	88,807,000.00	29.44%	22.38%
B	94989JBE5	4.061830%	62,602,000.00	62,602,000.00	0.00	211,898.92	0.00	0.00	211,898.92	62,602,000.00	22.00%	17.00%
C	94989JBF2	4.061830%	50,955,000.00	50,955,000.00	0.00	172,475.47	0.00	0.00	172,475.47	50,955,000.00	15.95%	12.63%
D	94989JBH8	4.061830%	58,235,000.00	58,235,000.00	0.00	197,117.24	0.00	0.00	197,117.24	58,235,000.00	9.03%	7.63%
E	94989JAL0	3.000000%	30,573,000.00	30,573,000.00	0.00	76,432.50	0.00	0.00	76,432.50	30,573,000.00	5.39%	5.00%
F	94989JAN6	3.000000%	23,293,000.00	23,293,000.00	0.00	42,785.85	0.00	0.00	42,785.85	23,293,000.00	2.63%	3.00%
G	94989JAQ9	3.000000%	34,941,418.00	22,102,146.08	0.00	0.00	0.00	0.00	0.00	22,102,146.08	0.00%	0.00%
V	94989JAS5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989JAU0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,164,686,420.00	873,683,397.90	32,170,433.59	2,542,381.39	0.00	0.00	34,712,814.98	841,512,964.31

X-A	94989JBC9	0.531037%	904,087,000.00	625,923,251.82	0.00	276,990.27	0.00	0.00	276,990.27	593,752,818.23
X-E	94989JAA4	1.061830%	30,573,000.00	30,573,000.00	0.00	27,052.78	0.00	0.00	27,052.78	30,573,000.00
X-F	94989JAC0	1.061830%	23,293,000.00	23,293,000.00	0.00	20,611.01	0.00	0.00	20,611.01	23,293,000.00
X-G	94989JAE6	1.061830%	34,941,418.00	22,102,146.08	0.00	19,557.27	0.00	0.00	19,557.27	22,102,146.08
Notional SubTotal			992,894,418.00	701,891,397.90	0.00	344,211.33	0.00	0.00	344,211.33	669,720,964.31

Deal Distribution Total					32,170,433.59	2,886,592.72	0.00	0.00	35,057,026.31

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989JAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989JAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989JAY2	599.93759340	136.89155838	1.64482889	0.00000000	0.00000000	0.00000000	0.00000000	138.53638728	463.04603502
A-4	94989JAZ9	1,000.00000000	0.00000000	2.95000000	0.00000000	0.00000000	0.00000000	0.00000000	2.95000000	1,000.00000000
A-SB	94989JBA3	0.01052199	0.01052199	0.00002902	0.00000000	0.00000000	0.00000000	0.00000000	0.01055101	0.00000000
A-S	94989JBB1	1,000.00000000	0.00000000	3.22666670	0.00000000	0.00000000	0.00000000	0.00000000	3.22666670	1,000.00000000
B	94989JBE5	1,000.00000000	0.00000000	3.38485863	0.00000000	0.00000000	0.00000000	0.00000000	3.38485863	1,000.00000000
C	94989JBF2	1,000.00000000	0.00000000	3.38485860	0.00000000	0.00000000	0.00000000	0.00000000	3.38485860	1,000.00000000
D	94989JBH8	1,000.00000000	0.00000000	3.38485859	0.00000000	0.00000000	0.00000000	0.00000000	3.38485859	1,000.00000000
E	94989JAL0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	94989JAN6	1,000.00000000	0.00000000	1.83685442	0.66314558	4.73474177	0.00000000	0.00000000	1.83685442	1,000.00000000
G	94989JAQ9	632.54862982	0.00000000	0.00000000	1.58137171	15.87959624	0.00000000	0.00000000	0.00000000	632.54862982
V	94989JAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989JAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989JBC9	692.32634892	0.00000000	0.30637568	0.00000000	0.00000000	0.00000000	0.00000000	0.30637568	656.74301061
X-E	94989JAA4	1,000.00000000	0.00000000	0.88485854	0.00000000	0.00000000	0.00000000	0.00000000	0.88485854	1,000.00000000
X-F	94989JAC0	1,000.00000000	0.00000000	0.88485854	0.00000000	0.00000000	0.00000000	0.00000000	0.88485854	1,000.00000000
X-G	94989JAE6	632.54862982	0.00000000	0.55971598	0.00000000	0.00000000	0.00000000	0.00000000	0.55971598	632.54862982

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	01/01/25 - 01/30/25	30	0.00	386,534.79	0.00	386,534.79	0.00	0.00	0.00	386,534.79	0.00
A-4	01/01/25 - 01/30/25	30	0.00	1,168,583.50	0.00	1,168,583.50	0.00	0.00	0.00	1,168,583.50	0.00
A-SB	01/01/25 - 01/30/25	30	0.00	2.53	0.00	2.53	0.00	0.00	0.00	2.53	0.00
X-A	01/01/25 - 01/30/25	30	0.00	276,990.27	0.00	276,990.27	0.00	0.00	0.00	276,990.27	0.00
X-E	01/01/25 - 01/30/25	30	0.00	27,052.78	0.00	27,052.78	0.00	0.00	0.00	27,052.78	0.00
X-F	01/01/25 - 01/30/25	30	0.00	20,611.01	0.00	20,611.01	0.00	0.00	0.00	20,611.01	0.00
X-G	01/01/25 - 01/30/25	30	0.00	19,557.27	0.00	19,557.27	0.00	0.00	0.00	19,557.27	0.00
A-S	01/01/25 - 01/30/25	30	0.00	286,550.59	0.00	286,550.59	0.00	0.00	0.00	286,550.59	0.00
B	01/01/25 - 01/30/25	30	0.00	211,898.92	0.00	211,898.92	0.00	0.00	0.00	211,898.92	0.00
C	01/01/25 - 01/30/25	30	0.00	172,475.47	0.00	172,475.47	0.00	0.00	0.00	172,475.47	0.00
D	01/01/25 - 01/30/25	30	0.00	197,117.24	0.00	197,117.24	0.00	0.00	0.00	197,117.24	0.00
E	01/01/25 - 01/30/25	30	0.00	76,432.50	0.00	76,432.50	0.00	0.00	0.00	76,432.50	0.00
F	01/01/25 - 01/30/25	30	94,839.69	58,232.50	0.00	58,232.50	15,446.65	0.00	0.00	42,785.85	110,286.34
G	01/01/25 - 01/30/25	30	499,600.24	55,255.37	0.00	55,255.37	55,255.37	0.00	0.00	0.00	554,855.61
Totals			594,439.93	2,957,294.74	0.00	2,957,294.74	70,702.02	0.00	0.00	2,886,592.72	665,141.95

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989JBB1	3.872000%	88,807,000.00	88,807,000.00	0.00	286,550.59	0.00	0.00	286,550.59	88,807,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989JBE5	4.061830%	62,602,000.00	62,602,000.00	0.00	211,898.92	0.00	0.00	211,898.92	62,602,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989JBF2	4.061830%	50,955,000.00	50,955,000.00	0.00	172,475.47	0.00	0.00	172,475.47	50,955,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			202,364,000.03	202,364,000.00	0.00	670,924.98	0.00	0.00	670,924.98	202,364,000.00

Exchangeable Certificate Details
PEX	94989JBG0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989JBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	35,057,026.31
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,079,430.19	Master Servicing Fee	18,480.67
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,724.12
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	376.17
ARD Interest	0.00	Trust Advisor Fee	1,768.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,079,430.19	Total Fees	23,558.96

Principal		Expenses/Reimbursements
Scheduled Principal	7,495,207.24	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	63,052.92
Principal Prepayments	24,675,226.35	Special Servicing Fees (Monthly)	7,649.10
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	32,170,433.59	Total Expenses/Reimbursements	70,702.02

		Interest Reserve Deposit	98,576.49

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,886,592.72
Excess Liquidation Proceeds	0.00	Principal Distribution	32,170,433.59
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	35,057,026.31
Total Funds Collected	35,249,863.78	Total Funds Distributed	35,249,863.78

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	873,683,397.90	873,683,397.90	Beginning Certificate Balance	873,683,397.90
(-) Scheduled Principal Collections	7,495,207.24	7,495,207.24	(-) Principal Distributions	32,170,433.59
(-) Unscheduled Principal Collections	24,675,226.35	24,675,226.35	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	841,512,964.31	841,512,964.31	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	873,968,729.44	873,968,729.44	Ending Certificate Balance	841,512,964.31
Ending Actual Collateral Balance	841,897,115.08	841,897,115.08

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.06%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	54,461,500.47	6.47%	3	4.3677	NAP	Defeased	10	54,461,500.47	6.47%	3	4.3677	NAP
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	6	51,563,334.01	6.13%	2	4.1809	0.537494
1,000,001 to 2,000,000	8	11,775,514.37	1.40%	3	4.4099	2.193889	1.31 to 1.40	4	25,043,263.31	2.98%	2	4.5372	1.391417
2,000,001 to 3,000,000	7	17,705,473.66	2.10%	2	4.1934	1.922690	1.41 to 1.50	5	58,819,514.26	6.99%	3	4.2497	1.478251
3,000,001 to 4,000,000	9	31,980,513.85	3.80%	3	4.2605	1.987896	1.51 to 1.60	2	14,679,979.01	1.74%	2	4.1368	1.576864
4,000,001 to 5,000,000	6	25,708,618.78	3.06%	3	4.2535	2.296303	1.61 to 1.70	5	156,219,212.12	18.56%	2	4.0819	1.665408
5,000,001 to 6,000,000	2	11,306,797.99	1.34%	3	4.4497	2.684228	1.71 to 1.80	3	93,226,714.08	11.08%	2	4.0850	1.723128
6,000,001 to 7,000,000	3	19,325,683.44	2.30%	2	4.2816	2.024216	1.81 to 1.90	3	30,573,226.02	3.63%	1	4.1912	1.832051
7,000,001 to 8,000,000	2	14,410,933.02	1.71%	2	4.4862	0.813875	1.91 to 2.00	1	6,209,098.88	0.74%	1	4.4200	1.993100
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	7	67,975,779.36	8.08%	2	4.1476	2.096284
9,000,001 to 10,000,000	1	10,000,000.00	1.19%	2	4.1300	4.900500	2.26 to 2.50	5	20,474,410.03	2.43%	3	4.3088	2.341382
10,000,001 to 15,000,000	5	57,455,795.05	6.83%	2	4.4187	1.519816	2.51 to 3.00	8	49,966,937.79	5.94%	2	4.1267	2.719494
15,000,001 to 20,000,000	5	83,970,969.47	9.98%	3	4.1083	2.015293	3.01 to 3.50	5	128,723,972.05	15.30%	2	3.7919	3.263334
20,000,001 to 30,000,000	3	69,241,430.14	8.23%	2	4.2989	1.832437	3.51 or greater	4	83,576,022.92	9.93%	2	3.9212	4.381375
30,000,001 to 50,000,000	2	75,585,582.95	8.98%	3	3.9988	1.259893	Totals	68	841,512,964.31	100.00%	2	4.0927	2.202950
50,000,001 to 70,000,000	3	191,541,530.51	22.76%	2	3.8135	3.647924
70,000,001 to 80,000,000	1	79,495,120.61	9.45%	2	3.8800	1.680600
80,000,001 or greater	1	87,547,500.00	10.40%	2	4.0860	1.721900
Totals	68	841,512,964.31	100.00%	2	4.0927	2.202950
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	17	54,461,500.47	6.47%	3	4.3677	NAP	Oregon	1	2,484,621.87	0.30%	3	4.0200	2.261900
Alabama	1	5,622,253.72	0.67%	3	4.5000	2.368900	Pennsylvania	16	79,642,202.71	9.46%	2	4.1190	2.921389
Arizona	2	14,912,915.11	1.77%	2	4.1169	1.879319	South Dakota	1	3,047,869.45	0.36%	2	4.5000	1.396300
California	7	259,074,610.72	30.79%	2	3.8682	2.596905	Texas	11	70,846,556.81	8.42%	2	4.3563	1.787662
Colorado	1	19,200,000.00	2.28%	2	4.0860	1.721900	Virginia	1	3,885,948.49	0.46%	3	4.1000	1.525100
Delaware	1	35,432,475.11	4.21%	2	4.0200	0.797300	Washington	1	1,863,205.36	0.22%	3	4.6000	2.876100
Florida	4	38,531,207.54	4.58%	2	4.1584	1.878711	Totals	101	841,512,964.31	100.00%	2	4.0927	2.202950
Georgia	1	3,512,010.98	0.42%	3	4.0500	1.736100
									Property Type³
Idaho	1	1,306,118.47	0.16%	2	4.6300	2.049200
Illinois	4	6,908,504.63	0.82%	2	4.5000	1.369700		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	1	4,404,000.00	0.52%	2	3.8800	4.330900		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	1	3,542,000.00	0.42%	2	3.8800	4.330900	Defeased	17	54,461,500.47	6.47%	3	4.3677	NAP
Louisiana	1	33,037,500.00	3.93%	2	4.0860	1.721900	Industrial	4	39,686,655.67	4.72%	1	4.0697	2.025203
Maryland	3	12,429,000.00	1.48%	2	3.8800	4.330900	Lodging	7	33,885,596.15	4.03%	2	4.5358	1.387287
Massachusetts	3	44,952,118.21	5.34%	2	4.0608	2.034055	Mixed Use	2	14,504,634.46	1.72%	1	4.8222	1.528876
Michigan	6	21,208,615.56	2.52%	2	4.1297	2.285681	Mobile Home Park	2	4,353,987.92	0.52%	2	4.5390	1.592158
Mississippi	1	2,317,958.99	0.28%	2	4.1500	0.970400	Multi-Family	5	38,752,934.45	4.61%	2	4.1689	2.212157
Missouri	2	7,474,227.31	0.89%	2	4.2843	2.435595	Office	10	249,095,965.19	29.60%	2	3.9648	2.300573
Montana	1	6,622,500.00	0.79%	2	4.0860	1.721900	Other	2	8,154,923.09	0.97%	2	4.1074	1.526657
Nevada	1	12,186,675.47	1.45%	1	4.9500	1.635100	Retail	32	317,132,145.04	37.69%	2	4.0979	1.870623
New Hampshire	1	22,026,411.77	2.62%	3	4.5100	1.622400	Self Storage	20	81,484,621.87	9.68%	2	3.9149	4.337715
New Jersey	4	23,696,136.58	2.82%	3	4.0290	2.332925	Totals	101	841,512,964.31	100.00%	2	4.0927	2.202950
New York	3	23,382,834.00	2.78%	2	4.0834	2.686281
North Dakota	1	4,493,083.73	0.53%	3	4.0500	1.845600
Ohio	2	19,007,901.25	2.26%	3	4.1177	1.521881

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	54,461,500.47	6.47%	3	4.3677	NAP	Defeased	10	54,461,500.47	6.47%	3	4.3677	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	8	350,771,990.15	41.68%	2	3.8639	2.817010	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	27	290,072,323.18	34.47%	2	4.1002	1.899618	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	14	82,048,059.07	9.75%	3	4.4152	1.823776	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	8	51,972,415.97	6.18%	2	4.5962	1.264219	49 months or greater	58	787,051,463.84	93.53%	2	4.0736	2.254520
	4.751% to 5.000%	1	12,186,675.47	1.45%	1	4.9500	1.635100	Totals	68	841,512,964.31	100.00%	2	4.0927	2.202950
	5.001% to 7.000%	0	0.00	0.00%	0	0.0000	0.000000
	7.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	68	841,512,964.31	100.00%	2	4.0927	2.202950
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	54,461,500.47	6.47%	3	4.3677	NAP	Defeased	10	54,461,500.47	6.47%	3	4.3677	NAP
	60 months or less	58	787,051,463.84	93.53%	2	4.0736	2.254520	Interest Only	4	170,357,500.00	20.24%	2	4.0054	3.001628
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	68	841,512,964.31	100.00%	2	4.0927	2.202950	61 to 180 months	2	6,415,363.52	0.76%	2	4.3735	1.871778
								181 to 240 months	11	131,109,288.37	15.58%	2	4.0434	1.793881
								241 to 300 months	41	479,169,311.95	56.94%	2	4.1022	2.120067
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	68	841,512,964.31	100.00%	2	4.0927	2.202950
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	54,461,500.47	6.47%	3	4.3677	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	53	621,638,606.62	73.87%	2	4.1302	2.144878	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	4	161,315,452.69	19.17%	2	3.8447	2.673800
	25 months or greater	1	4,097,404.53	0.49%	2	4.5000	2.381700
	Totals	68	841,512,964.31	100.00%	2	4.0927	2.202950
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
42	416000188	LO	Birmingham	AL	Actual/360	4.500%	21,837.09	13,124.20	0.00	N/A	05/01/25	--	5,635,377.92	5,622,253.72	02/01/25
43	300571290	RT	Deerfield Beach	FL	Actual/360	3.900%	20,886.77	11,304.58	0.00	N/A	04/06/25	--	6,219,384.51	6,208,079.93	02/06/25
44	300571278	RT	Flower Mound	TX	Actual/360	4.420%	23,671.95	10,359.79	0.00	N/A	03/06/25	--	6,219,458.67	6,209,098.88	02/06/25
45	303800045	LO	York	PA	Actual/360	4.500%	15,976.11	25,462.42	0.00	N/A	04/01/25	--	4,122,866.95	4,097,404.53	02/01/25
50	416000184	MF	Grand Forks	ND	Actual/360	4.050%	15,708.65	11,188.28	0.00	N/A	05/01/25	--	4,504,272.01	4,493,083.73	02/01/25
53	300571282	RT	Southgate	MI	Actual/360	4.100%	14,469.74	10,173.38	0.00	N/A	04/06/25	--	4,098,431.43	4,088,258.05	02/06/25
54	303800054	RT	Jackson	TN	Actual/360	4.280%	15,020.43	9,861.94	0.00	N/A	04/01/25	--	4,075,485.50	4,065,623.56	02/01/25
55	310927975	RT	Gilbert	AZ	Actual/360	4.030%	14,326.89	9,570.54	0.00	N/A	05/11/25	--	4,128,455.13	4,118,884.59	02/11/25
56	303800056	LO	Palatka	FL	Actual/360	4.300%	13,490.06	13,328.61	0.00	N/A	05/01/25	--	3,643,226.41	3,629,897.80	02/01/25
57	410926115	RT	Newburgh	NY	Actual/360	4.250%	14,338.11	9,520.97	0.00	N/A	04/11/25	--	3,917,814.29	3,908,293.32	02/11/25
58	416000187	LO	Brownwood	TX	Actual/360	4.500%	12,994.68	12,017.78	0.00	N/A	05/01/25	--	3,353,464.85	3,341,447.07	02/01/25
60	416000182	RT	Springfield	MO	Actual/360	4.480%	14,168.87	8,578.52	0.00	N/A	05/01/25	--	3,672,805.83	3,664,227.31	02/01/25
62	300571302	RT	Forest	VA	Actual/360	4.100%	13,743.54	6,792.39	0.00	N/A	05/06/25	--	3,892,740.88	3,885,948.49	02/06/25
63	303800063	RT	Dalton	GA	Actual/360	4.050%	12,276.51	8,136.34	0.00	N/A	05/01/25	--	3,520,147.32	3,512,010.98	02/01/25
64	416000183	MF	Chesterfield Township MI		Actual/360	4.100%	11,947.62	8,346.71	0.00	N/A	05/01/25	--	3,384,062.14	3,375,715.43	02/01/25
65	303800065	RT	Saraland	AL	Actual/360	4.160%	10,696.33	10,235.41	0.00	N/A	04/01/25	--	2,985,947.02	2,975,711.61	02/01/25
67	300571287	RT	OFallon	MO	Actual/360	4.096%	13,438.29	0.00	0.00	N/A	04/06/25	--	3,810,000.00	3,810,000.00	02/06/25
68	300571292	RT	Plano	TX	Actual/360	4.330%	12,829.39	5,794.41	0.00	04/06/25	04/06/45	--	3,440,796.21	3,435,001.80	02/06/25
69	416000179	MF	College Station	TX	Actual/360	4.350%	11,656.83	3,111,946.98	0.00	N/A	02/01/25	--	3,111,946.98	0.00	02/01/25
70	303800070	MH	Aberdeen	SD	Actual/360	4.500%	11,838.25	7,162.45	0.00	N/A	04/01/25	--	3,055,031.90	3,047,869.45	02/01/25
71	520000302	OF	Brick	NJ	Actual/360	4.260%	10,996.19	7,227.25	0.00	N/A	05/01/25	--	2,997,597.90	2,990,370.65	02/01/25
72	303800072	MH	Various	SC	Actual/360	4.780%	12,319.35	6,734.49	0.00	N/A	04/05/25	--	2,992,957.94	2,986,223.45	02/05/25
73	600927961	MU	Jackson	MS	Actual/360	4.150%	8,330.29	13,096.55	0.00	N/A	04/11/25	--	2,331,055.54	2,317,958.99	02/11/25
74	303800074	SS	Ojai	CA	Actual/360	4.130%	10,596.22	6,376.69	0.00	N/A	04/05/25	--	2,979,488.65	2,973,111.96	02/05/25
76	416000180	MF	College Station	TX	Actual/360	4.350%	10,724.29	2,862,990.58	0.00	N/A	02/01/25	--	2,862,990.58	0.00	02/01/25
78	300571286	RT	Plano	TX	Actual/360	4.490%	11,558.14	4,889.83	0.00	04/06/25	04/06/45	--	2,989,389.54	2,984,499.71	02/06/25
79	410928398	SS	Salem	OR	Actual/360	4.020%	8,622.44	6,213.20	0.00	N/A	05/11/25	--	2,490,835.07	2,484,621.87	02/11/25
80	410928460	OF	Novi	MI	Actual/360	4.140%	8,423.90	5,049.32	0.00	N/A	04/11/25	--	2,362,945.75	2,357,896.43	02/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
81	303800081	MH	Bemus Point	NY	Actual/360	4.500%	7,941.19	7,344.20	0.00	N/A	05/01/25	--	2,049,340.01	2,041,995.81	02/01/25
82	790925259	RT	Tomball	TX	Actual/360	4.100%	7,669.14	5,014.82	0.00	N/A	04/11/25	--	2,172,217.92	2,167,203.10	02/11/25
84	303800084	RT	Kenmore	WA	Actual/360	4.600%	7,406.63	6,631.46	0.00	N/A	05/05/25	--	1,869,836.82	1,863,205.36	02/05/25
85	303800085	OF	Troy	MI	Actual/360	4.550%	6,435.28	5,855.55	0.00	N/A	05/01/25	--	1,642,467.45	1,636,611.90	02/01/25
86	520000303	98	Neptune	NJ	Actual/360	4.200%	5,555.77	3,735.56	0.00	N/A	05/01/25	--	1,536,158.65	1,532,423.09	02/01/25
88	303800088	SS	Granite Falls	WA	Actual/360	4.950%	6,429.10	3,285.51	0.00	N/A	05/01/25	--	1,508,293.63	1,505,008.12	02/01/25
91	303800091	MH	Boise	ID	Actual/360	4.630%	5,219.43	3,011.59	0.00	N/A	04/05/25	--	1,309,130.06	1,306,118.47	02/05/25
92	410928378	IN	Southfield	MI	Actual/360	4.030%	4,050.01	4,421.91	0.00	N/A	04/11/25	--	1,167,055.66	1,162,633.75	02/11/25
94	303800094	MH	Deland	FL	Actual/360	4.730%	5,182.54	1,272,396.16	0.00	N/A	04/01/25	--	1,272,396.16	0.00	02/01/25
95	520000304	RT	Cobleskill	NY	Actual/360	4.200%	4,386.14	2,949.12	0.00	N/A	05/01/25	--	1,212,756.91	1,209,807.79	02/01/25
96	410924269	RT	Santa Clara	CA	Actual/360	4.050%	4,196.56	3,007.98	0.00	N/A	04/11/25	--	1,203,315.47	1,200,307.49	02/11/25
1	300571297	Various Various		Various	Actual/360	4.086%	308,035.88	0.00	0.00	N/A	04/06/25	--	87,547,500.00	87,547,500.00	02/06/25
2	310928440	RT	Salinas	CA	Actual/360	3.880%	266,199.87	178,933.60	0.00	N/A	04/11/25	--	79,674,054.21	79,495,120.61	02/11/25
3	310928290	OF	San Diego	CA	Actual/360	3.785%	222,334.75	126,493.15	0.00	N/A	04/11/25	--	68,215,375.13	68,088,881.98	02/11/25
4	310928082	SS	Various	Various	Actual/360	3.880%	230,536.67	0.00	0.00	N/A	04/11/25	--	69,000,000.00	69,000,000.00	02/11/25
5	310928371	OF	San Diego	CA	Actual/360	3.765%	176,869.13	101,511.17	0.00	N/A	04/11/25	--	54,554,159.70	54,452,648.53	02/11/25
6	310927855	OF	Wilmington	DE	Actual/360	4.020%	122,997.50	98,819.25	0.00	N/A	04/11/25	--	35,531,294.36	35,432,475.11	10/11/24
7	310926709	OF	Encino	CA	Actual/360	3.980%	137,859.34	71,696.38	0.00	N/A	05/11/25	--	40,224,804.22	40,153,107.84	02/11/25
8	520000300	Various Various		Various	Actual/360	4.180%	83,337.24	57,163.72	0.00	N/A	03/05/25	--	23,152,806.30	23,095,642.58	02/05/25
10	300571289	MF	Houston	TX	Actual/360	4.220%	87,797.94	41,500.66	0.00	N/A	04/06/25	--	24,160,876.45	24,119,375.79	02/06/25
11	300571299	RT	Epping	NH	Actual/360	4.510%	85,701.70	41,118.22	0.00	N/A	05/06/25	--	22,067,529.99	22,026,411.77	02/06/25
13	310928035	IN	Norwood	MA	Actual/360	3.940%	59,578.48	44,574.82	0.00	N/A	04/11/25	--	17,560,383.24	17,515,808.42	02/11/25
14	310926651	RT	Chester	NY	Actual/360	4.040%	63,669.95	37,072.14	0.00	N/A	04/11/25	--	18,301,805.03	18,264,732.89	02/11/25
15	520000301	RT	Jersey City	NJ	Actual/360	4.000%	54,760.16	39,768.07	0.00	N/A	05/01/25	--	15,898,110.91	15,858,342.84	02/01/25
16	416000189	OF	Fairlawn	OH	Actual/360	4.110%	59,988.81	29,510.24	0.00	N/A	05/01/25	--	16,949,982.41	16,920,472.17	02/01/25
18	310925490	OF	Houston	TX	Actual/360	4.490%	59,698.90	28,867.08	0.00	N/A	05/11/25	--	15,440,480.23	15,411,613.15	02/11/25
19	303800019	RT	Various	NH	Actual/360	4.090%	53,118.77	15,082,227.78	0.00	N/A	03/05/25	--	15,082,227.78	0.00	02/05/25
20	303800020	SS	Various	Various	Actual/360	4.440%	46,642.97	24,712.94	0.00	N/A	05/01/25	--	12,199,557.42	12,174,844.48	02/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	416000190	RT	Jacksonville	FL	Actual/360	4.260%	41,607.19	27,346.38	0.00	N/A	05/01/25	--	11,342,260.49	11,314,914.11	02/01/25
23	300571267	MU	Las Vegas	NV	Actual/360	4.950%	52,036.74	21,356.63	0.00	N/A	03/06/25	--	12,208,032.10	12,186,675.47	02/06/25
24	303800024	SS	Various	WA	Actual/360	4.170%	39,051.07	26,730.08	0.00	N/A	04/01/25	--	10,875,210.08	10,848,480.00	02/01/25
25	416000191	RT	Stroud Township	PA	Actual/360	4.050%	40,216.01	23,183.90	0.00	N/A	05/01/25	--	11,531,471.42	11,508,287.52	02/01/25
26	303800026	SS	Various	Various	Actual/360	4.440%	43,140.43	22,857.19	0.00	N/A	05/01/25	--	11,283,460.87	11,260,603.68	02/01/25
27	300571284	OF	Newtown Township	PA	Actual/360	4.630%	46,534.99	19,956.23	0.00	N/A	04/06/25	--	11,671,843.66	11,651,887.43	02/06/25
28	800927767	RT	Phoenix	AZ	Actual/360	4.150%	38,656.14	23,078.98	0.00	N/A	04/11/25	--	10,817,109.50	10,794,030.52	02/11/25
31	410928344	SS	Los Angeles	CA	Actual/360	4.130%	35,563.89	0.00	0.00	N/A	04/11/25	--	10,000,000.00	10,000,000.00	02/11/25
32	310928209	LO	Westford	MA	Actual/360	4.280%	27,138.64	27,203.29	0.00	N/A	04/11/25	--	7,363,513.08	7,336,309.79	02/11/25
33	416000185	MF	Houston	TX	Actual/360	4.100%	15,457.42	16,347.67	0.00	N/A	05/01/25	--	4,378,184.26	4,361,836.59	02/01/25
34	416000186	MF	Houston	TX	Actual/360	4.100%	8,515.45	9,005.89	0.00	N/A	05/01/25	--	2,411,928.80	2,402,922.91	02/01/25
35	520000296	LO	Austin	TX	Actual/360	4.720%	18,555.28	16,116.71	0.00	N/A	04/01/25	--	4,565,268.00	4,549,151.29	02/01/25
36	520000295	LO	San Antonio	TX	Actual/360	4.720%	7,604.62	6,605.21	0.00	N/A	04/01/25	--	1,871,011.73	1,864,406.52	02/01/25
37	303800037	RT	Various	IL	Actual/360	4.500%	26,833.37	16,234.88	0.00	N/A	04/01/25	--	6,924,739.51	6,908,504.63	02/01/25
38	600928027	IN	Nashville	TN	Actual/360	3.860%	27,754.47	8,350,000.00	0.00	N/A	02/11/25	--	8,350,000.00	0.00	02/11/25
39	310928121	LO	Frazer	PA	Actual/360	4.700%	28,688.58	13,839.72	0.00	N/A	04/11/25	--	7,088,462.95	7,074,623.23	02/11/25
41	303800041	RT	Palmdale	CA	Actual/360	4.400%	21,589.12	13,464.14	0.00	N/A	05/05/25	--	5,698,008.41	5,684,544.27	02/05/25
Totals							3,079,430.19	32,170,433.59	0.00				873,683,397.90	841,512,964.31
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,994,358.59	5,068,494.14	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,941,691.35	6,954,544.61	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	12,080,115.42	07/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	12,831,142.27	8,972,840.01	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	16,496,379.90	9,459,780.48	07/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,590,384.65	1,260,289.10	01/01/23	06/30/23	10/11/24	18,305,687.58	343,410.83	157,945.38	636,426.19	8,021.39	0.00
7	4,461,713.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,814,327.00	2,525,791.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,895,747.65	2,466,482.60	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,526,651.56	2,765,078.06	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,892,369.60	2,203,640.36	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,329,507.20	2,625,967.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,826,882.00	1,888,077.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,670,204.26	1,283,049.35	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,604,319.13	1,337,557.69	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,333,805.00	1,962,748.35	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,371,445.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,485,205.31	774,625.05	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	3,744.89	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,312,557.74	897,579.63	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,519,753.64	980,710.39	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,028,343.00	910,782.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	2,072,406.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,901,452.42	1,890,627.72	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	705,577.72	720,085.68	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	633,752.00	441,652.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	713,707.00	705,860.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	9,855.00	12,836.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	770,810.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	(313,967.00)	(349,375.96)	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,362,570.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,144,814.50	1,114,133.37	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	934,506.31	572,567.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	889,989.67	658,502.40	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,294,362.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	491,259.33	458,443.58	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	704,290.42	624,617.39	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	781,879.95	591,313.30	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	703,091.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	707,978.63	360,542.34	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	490,000.00	330,750.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	377,330.00	282,997.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
63	483,398.59	343,350.90	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
64	876,911.03	689,140.29	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	484,815.88	421,055.69	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
68	350,908.15	239,375.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	282,338.68	256,325.02	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
70	329,137.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	540,637.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
73	326,309.01	150,236.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	280,965.00	238,361.67	01/01/24	10/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
78	326,899.49	277,034.89	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
79	393,318.97	309,791.29	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
80	299,786.76	0.00	--	--	--	0.00	0.00	0.00	0.00	659.73	0.00
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	277,252.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	514,966.54	387,826.06	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
85	323,807.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
86	59,353.00	63,849.94	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
91	192,219.70	154,246.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
92	377,002.54	272,587.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
94	220,393.75	200,835.53	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
95	291,105.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
96	357,898.91	352,255.56	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	105,891,880.38	79,189,979.87				18,305,687.58	343,410.83	157,945.38	636,426.19	12,426.01	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
19	303800019	15,055,714.51	Payoff Prior to Maturity	0.00	0.00
38	600928027	8,350,000.00	Payoff Prior to Maturity	0.00	0.00
94	303800094	1,269,511.84	Payoff Prior to Maturity	0.00	0.00
Totals		24,675,226.35		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/25	0	0.00	0	0.00	1	35,432,475.11	0	0.00	1	35,432,475.11	0	0.00	0	0.00	3	24,675,226.35	4.092669%	4.051062%	2
01/17/25	0	0.00	1	35,531,294.36	0	0.00	0	0.00	1	35,531,294.36	0	0.00	0	0.00	3	9,636,699.57	4.093145%	4.051663%	3
12/17/24	1	35,629,772.71	0	0.00	0	0.00	0	0.00	1	35,629,772.71	0	0.00	0	0.00	0	0.00	4.100711%	4.059347%	4
11/18/24	0	0.00	0	0.00	0	0.00	1	35,731,887.64	0	0.00	0	0.00	1	3,782,366.54	0	0.00	4.107416%	4.066135%	5
10/18/24	0	0.00	0	0.00	1	39,598,992.42	1	39,598,992.42	0	0.00	0	0.00	0	0.00	0	0.00	4.101009%	4.058919%	6
09/17/24	0	0.00	0	0.00	1	39,687,854.86	1	39,687,854.86	0	0.00	0	0.00	0	0.00	0	0.00	4.101097%	4.058998%	7
08/16/24	0	0.00	0	0.00	1	39,771,994.22	1	39,771,994.22	0	0.00	0	0.00	0	0.00	1	7,361,407.32	4.101178%	4.059073%	8
07/17/24	0	0.00	1	39,855,843.33	0	0.00	1	39,855,843.33	0	0.00	0	0.00	0	0.00	0	0.00	4.111583%	4.065683%	8
06/17/24	0	0.00	1	1,562,469.59	1	39,943,848.19	1	39,943,848.19	0	0.00	0	0.00	0	0.00	0	0.00	4.111649%	4.065748%	9
05/17/24	0	0.00	1	40,027,104.45	0	0.00	1	40,027,104.45	0	0.00	0	0.00	0	0.00	0	0.00	4.111711%	4.065809%	10
04/17/24	1	40,114,537.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.111776%	4.065873%	11
03/15/24	0	0.00	0	0.00	1	40,197,204.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.111836%	4.065932%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	310927855	10/11/24	3	3	157,945.38	636,426.19	92,547.85	35,816,625.88	11/30/23	7			12/02/24
Totals					157,945.38	636,426.19	92,547.85	35,816,625.88

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		835,093,463	799,660,988	0		35,432,475
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		6,419,502	6,419,502	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-25	841,512,964	806,080,489	0	0	0	35,432,475
Jan-25	873,683,398	838,152,104	0	0	0	35,531,294
Dec-24	898,619,579	862,989,806	0	0	0	35,629,773
Nov-24	906,216,095	870,484,208	0	0	0	35,731,888
Oct-24	922,077,692	882,478,699	0	0	0	39,598,992
Sep-24	923,735,339	884,047,485	0	0	0	39,687,855
Aug-24	925,303,045	885,531,051	0	0	0	39,771,994
Jul-24	939,823,793	899,967,950	0	0	0	39,855,843
Jun-24	941,464,944	887,000,002	0	1,562,470	12,958,624	39,943,848
May-24	943,015,664	890,029,935	0	0	12,958,624	40,027,104
Apr-24	944,645,816	891,572,654	40,114,538	0	12,958,624	0
Mar-24	946,185,211	893,029,382	0	0	53,155,829	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	310927855	35,432,475.11	35,816,625.88	18,300,000.00	02/05/24	1,061,226.60	0.79730	06/30/23	04/11/25	242
Totals		35,432,475.11	35,816,625.88	18,300,000.00		1,061,226.60

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	310927855	OF	DE	11/30/23	7

This asset transferred to Special Servicer in mid-December 2023 due to delinquent payments from the Borrower. There was a casualty event at the property involving broken pipes. Repairs were partially made and Special Servicer demanded payment of past due installments from the Borrower. A foreclosure filing was made, a receiver was appointed on May 3, 2024, and a foreclosure sale occurred on October 18, 2024, with the Trust being the high credit bid. Title was transferred to the Trust on December 2, 2024. Property management is addressing certain needed repairs in anticipation of listing the property for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	300571274	16,922,458.52	4.67500%	16,922,458.52	4.67500%	10	05/06/20	05/06/20	06/11/20
22	520000260	0.00	4.85000%	0.00	4.85000%	9	12/09/21	02/01/20	--
39	310928121	0.00	4.70000%	0.00	4.70000%	9	10/29/21	06/11/20	--
39	310928121	0.00	4.70000%	0.00	4.70000%	9	12/09/21	06/11/20	--
45	303800045	5,398,314.76	4.50000%	5,398,314.76	4.50000%	10	04/01/20	04/01/20	07/13/20
Totals		22,320,773.28		22,320,773.28
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	300571303	05/17/19	21,267,944.87	46,000,000.00	25,475,996.02	4,208,051.15	25,475,996.02	21,267,944.87	0.00	0.00	(691.52)	691.52	0.00%
17	300571274	12/17/21	16,389,149.51	14,900,000.00	14,623,859.07	404,628.25	14,623,859.07	14,219,230.82	2,169,918.69	0.00	(1,782.50)	2,171,701.19	11.73%
22	520000260	08/16/24	12,958,624.44	8,560,000.00	7,667,736.59	306,329.27	7,667,736.59	7,361,407.32	5,597,217.12	0.00	0.00	5,597,217.12	40.55%
30	303800030	11/18/20	9,615,547.04	7,000,000.00	4,658,747.11	285,674.78	4,658,747.11	4,373,072.33	5,242,474.71	0.00	544,694.31	4,697,780.40	46.97%
48	416000172	02/17/23	5,134,454.31	4,800,000.00	6,130,707.03	349,273.23	6,130,707.03	5,781,433.80	60,210.75	0.00	(3,139.58)	63,350.33	1.05%
87	303800087	06/17/20	1,751,280.92	2,150,000.00	2,063,689.64	612,472.25	2,063,689.64	1,451,217.39	300,063.53	0.00	(218.79)	300,282.32	15.80%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			67,117,001.09	83,410,000.00	60,620,735.46	6,166,428.93	60,620,735.46	54,454,306.53	13,369,884.80	0.00	538,861.92	12,831,022.88

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	300571303	06/17/24	0.00	0.00	691.52	0.00	0.00	691.52	0.00	0.00	8,941.52
		05/28/19	0.00	0.00	0.00	0.00	0.00	8,250.00	0.00	0.00
17	300571274	03/17/22	0.00	0.00	2,171,701.19	0.00	0.00	1,782.50	0.00	0.00	2,171,701.19
		12/17/21	0.00	0.00	2,169,918.69	0.00	0.00	2,169,918.69	0.00	0.00
22	520000260	08/16/24	0.00	0.00	5,597,217.12	0.00	0.00	5,597,217.12	0.00	0.00	5,597,217.12
30	303800030	09/16/22	0.00	0.00	4,697,780.40	0.00	0.00	(544,694.31)	0.00	0.00	4,697,780.40
		11/18/20	0.00	0.00	5,242,474.71	0.00	0.00	5,242,474.71	0.00	0.00
48	416000172	10/18/24	0.00	0.00	63,350.33	0.00	0.00	104.48	0.00	0.00	63,350.33
		07/17/24	0.00	0.00	63,245.85	0.00	0.00	65.12	0.00	0.00
		02/16/24	0.00	0.00	63,180.73	0.00	0.00	103.41	0.00	0.00
		01/18/24	0.00	0.00	63,077.32	0.00	0.00	682.00	0.00	0.00
		09/15/23	0.00	0.00	62,395.32	0.00	0.00	1,389.59	0.00	0.00
		08/17/23	0.00	0.00	61,005.73	0.00	0.00	476.98	0.00	0.00
		07/17/23	0.00	0.00	60,528.75	0.00	0.00	318.00	0.00	0.00
		02/17/23	0.00	0.00	60,210.75	0.00	0.00	60,210.75	0.00	0.00
87	303800087	07/17/24	0.00	0.00	300,282.32	0.00	0.00	357.91	0.00	0.00	300,282.32
		10/18/21	0.00	0.00	299,924.41	0.00	0.00	(32,031.85)	0.00	0.00
		09/17/21	0.00	0.00	331,956.26	0.00	0.00	333.45	0.00	0.00
		06/17/21	0.00	0.00	331,622.81	0.00	0.00	148.20	0.00	0.00
		05/17/21	0.00	0.00	331,474.61	0.00	0.00	852.15	0.00	0.00
		04/16/21	0.00	0.00	330,622.46	0.00	0.00	296.40	0.00	0.00
		11/18/20	0.00	0.00	330,326.06	0.00	0.00	618.19	0.00	0.00
		10/19/20	0.00	0.00	329,707.87	0.00	0.00	15,991.56	0.00	0.00
		09/17/20	0.00	0.00	313,716.31	0.00	0.00	13,652.78	0.00	0.00
		06/17/20	0.00	0.00	300,063.53	0.00	0.00	300,063.53	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	12,831,022.88	0.00	0.00	12,839,272.88	0.00	0.00	12,839,272.88

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	7,649.10	0.00	0.00	63,052.92	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,649.10	0.00	0.00	63,052.92	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		70,702.02

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Supplemental Notes
None

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